Acquisitions - Purchase price allocation (Details) $ in Thousands, $ in Thousands	Jun. 30, 2018 CAD ($)	Sep. 15, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Mar. 03, 2017 CAD ($)
Assets
Goodwill	$ 240,806		$ 240,534
Ellie Sparkles
Assets
Cash		$ 122
Intangible assets		8,406
Total identifiable net assets at fair value		8,528
Liabilities
Non-controlling interest		4,178
Purchase consideration transferred		$ 4,350
IED
Assets
Cash			12,754
Amounts receivable			24,367
Prepaid expenses and deposits			1,787
Long-term receivables			8,661
Property and equipment			104
Goodwill			25,149
Total identifiable net assets at fair value			569,452
Liabilities
Accounts payable and accrued liabilities			10,938
Deferred revenue			14,575
Other liabilities			5,148
Liabilities			30,661
Total identifiable net assets at fair value			538,791
Non-controlling interest			85,721
Purchase consideration transferred			453,070	$ 349,132
Kiddyzuzaa
Assets
Cash					$ 10
Intangible assets					3,484
Goodwill					695
Total identifiable net assets at fair value					4,189
Liabilities
Accounts payable and accrued liabilities					75
Liabilities					706
Total identifiable net assets at fair value					3,483
Deferred income tax liabilities					631
Non-controlling interest					696
Purchase consideration transferred					$ 2,787
Acquired and library content | IED
Assets
Intangible assets			74,618
Brands | IED
Assets
Intangible assets			$ 422,012